FAIR VALUE OPTION	9 Months Ended
Sep. 30, 2025
FAIR VALUE OPTION	FAIR VALUE OPTION
The Company elected the fair value option for certain eligible assets. The following table summarizes the financial instruments for which the fair value option has been elected:

(in thousands)	September 30, 2025	December 31, 2024
Assets
Digital financial assets	$322,949	$359,665
Investments	934,729	558,093
Total	$1,257,678	$917,758
The fair value option was only elected for investments, within the Investments line item, where the Company was deemed to have significant influence and otherwise would have applied the equity method of accounting.
Realized and unrealized gains / (losses) on financial instruments for which the fair value option has been elected are recorded in Gains / (losses) from operations in the Company’s condensed consolidated interim statements of operations. The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	Three Months Ended September 30,
	2025		2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$55,310	$48,195	$72,493	$(63,003)

	Nine Months Ended September 30,
	2025		2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$87,823	$18,133	$75,695	$43,670
Realized and unrealized gains for digital assets classified as financial assets were $6.0 million and $2.8 million for the three and nine months ended September 30, 2025, respectively, and were not significant for the three and nine months ended September 30, 2024.

Galaxy Digital Services, LP
FAIR VALUE OPTION	FAIR VALUE OPTION
The Company elected the fair value option for certain eligible assets. The following table summarizes the financial instruments for which the fair value option has been elected:

(in thousands)	December 31, 2024	December 31, 2023
Assets
Digital financial assets	$359,664	$74,386
Investments	558,093	398,529
Total	$917,757	$472,915
The fair value option was only elected for investments, within the Investments line item, where the Company was deemed to have significant influence and otherwise would have applied the equity method of accounting.
Realized and unrealized gains / (losses) on financial instruments for which the fair value option has been elected are recorded as Net gain / (loss) on investments and Net gain / (loss) on digital assets in the Company’s consolidated statements of operations. The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	December 31, 2024		December 31, 2023		December 31, 2022
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$83,441	$130,980	$(833)	$88,757	$48,501	$(320,050)
Realized and unrealized gains and (losses) for digital assets classified as financial assets was $0.3 million and $11.8 million for the years ended December 31, 2024 and 2023, respectively, and were not significant for the year ended December 31, 2022.